Note 4 - Segment and Revenue Information - Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Gain from disposal of subsidiaries	$ 0	$ 0	$ 5,289
Gain from divestment of joint venture	0	0	2,063
Government granted VAT refund	0	0	4,030
Other items	469	466	160
Total other operating income	$ 469	$ 466	$ 11,542